Intangible Assets	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets

NOTE 7: INTANGIBLE ASSETS

Time charters with favorable terms consist of the charter out contracts acquired in relation to containerships purchased and are analyzed as following:

Time charters with favorable terms	December 31, 2018	December 31, 2017
Acquisition cost	$71,535	$71,535
Accumulated amortization	(46,185)	(13,039)

Time charters with favorable terms net book value	$ 25,350	$58,496

Amortization expense for the year ended December 31, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 amounted to $33,146 and $13,039, respectively.

The remaining aggregate amortization of acquired intangibles as of December 31, 2018 was as follows:

Description	Within one year	Year Two	Total
Time charters with favorable terms	19,061	6,289	25,350

Total amortization	19,061	6,289	25,350

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average remaining useful lives for time charters with favorable terms are 1.3 years.